Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2013-3

Collection Period	11/01/16-11/30/16
Determination Date	12/9/2016
Distribution Date	12/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$207,505,357.27
2.	Collections allocable to Principal		$10,981,093.73
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$578,991.76
5.	Pool Balance on the close of the last day of the related Collection Period		$195,945,271.78
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		25,318
7.	Initial Pool Balance		$1,000,000,000.86
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$9,505,357.27	$0.00
	d. Class A-4 Note Balance	$128,500,000.00	$126,445,271.78
	e. Class B Note Balance	$24,500,000.00	$24,500,000.00
	f. Class C Note Balance	$22,000,000.00	$22,000,000.00
	g. Class D Note Balance	$18,000,000.00	$18,000,000.00
	h. Note Balance (sum a - g)	$202,505,357.27	$190,945,271.78
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0308615	0.0000000
	d. Class A-4 Note Pool Factor	1.0000000	0.9840099
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2025054	0.1909453
10.	Overcollateralization Target Amount		$5,000,000.00
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.00
12.	Weighted Average Coupon	%	7.27%
13.	Weighted Average Original Term (months)	months	67.77
14.	Weighted Average Remaining Term (months)	months	25.71
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,273,348.61
	b. Liquidation Proceeds allocable to Finance Charge		$1,535.26
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,274,883.87
16.	Principal:
	a. Collections allocable to Principal		$10,981,093.73
	b. Liquidation Proceeds allocable to Principal		$246,861.24
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$11,227,954.97

17.	Total Finance Charge and Principal Collections (15d + 16d)	$12,502,838.84
18.	Interest Income from Collection Account	$2,897.81
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$12,505,736.65
Available Funds
21.	Available Collections	$12,505,736.65
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$12,505,736.65
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$172,921.13
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$172,921.13
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$7,683.50
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$7,683.50
	m. Class A-4 Monthly Interest	$159,554.17
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$159,554.17
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$38,995.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$38,995.83
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$39,416.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$39,416.67
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$42,750.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$42,750.00
34.	Quaternary Principal Distributable Amount	$6,560,085.49
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$7,023,906.79
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.00
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,274,883.87
	b. Total Daily Deposits of Principal Collections	$11,227,954.97
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$2,897.81
	e. Total Deposits to Collection Account (sum a - d)	$12,505,736.65
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$172,921.13
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$11,848,485.66
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$481,829.86
	f. Total Withdrawals from Collection Account (sum a - e)	$12,505,736.65
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$7,683.50
	d. Class A-4 Interest Distribution	$159,554.17
	e. Class B Interest Distribution	$38,995.83
	f. Class C Interest Distribution	$39,416.67
	g. Class D Interest Distribution	$42,750.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$9,505,357.27
	k. Class A-4 Principal Distribution	$2,054,728.22
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$11,848,485.66
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$9,513,040.77
	d. Class A-4 Distribution	$2,214,282.39
	e. Class B Distribution	$38,995.83
	f. Class C Distribution	$39,416.67
	g. Class D Distribution	$42,750.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$11,848,485.66

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$481,829.86
	b. Reserve Account surplus (Ln 55)	$638.71
	c. Total Deposits to Certificate Payment Account (sum a - b)	$482,468.57
46.	Withdrawals
	a. Certificateholder Distribution	$482,468.57
	b. Total Withdrawals from Certificate Payment Account	$482,468.57
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.00	$2,500,000.00
	b. Note Balance	$190,945,271.78
48.	Required Reserve Account Amount	$2,500,000.00
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.00
50.	Investment Earnings	$638.71
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,500,638.71
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$638.71
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$172,921.13
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$11,848,485.66
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$481,829.86
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$638.71
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$9,513,040.77
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$2,214,282.39
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$38,995.83
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$39,416.67
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$42,750.00
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$482,468.57

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	742	$7,828,123.15
	b. 61 to 90 days past due	305	$3,389,116.51
	c. 91 to 120 days past due	72	$810,474.50
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,119	$12,027,714.16
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)%		6.1383%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	57	$578,991.76
75.	Liquidation Proceeds (recoveries)	381	$248,396.50
76.	Net Losses (Ln 74 - Ln 75)		$330,595.26
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.1593%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	2,562	$33,540,186.02
79.	Liquidation Proceeds (recoveries)	2,296	$16,638,560.28
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$16,901,625.74
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		1.6902%
82.	Average Net Loss on Defaulted Receivables		$6,597.04

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,053,668,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer